Subsequent Events	9 Months Ended
Sep. 30, 2016
Subsequent Events [Abstract]
Subsequent Events

13. Subsequent Events

We repaid the December 31, 2015 outstanding balance on our revolver borrowings under the senior credit facility of $1.9 million in January 2016.

We evaluated events that occurred between January 1, 2016 and March 11, 2016, the date the audited consolidated financial statements were issued. In connection with the reissuance of the audited consolidated financial statements, we evaluated subsequent events that occurred through November 17, 2016, the date the audited consolidated financial statements were reissued.

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